Share-Based Compensation - Schedule of Nonvested Share Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Nonvested Share Options [Abstract]
Number of shares, Balance beginning
Weighted average grant date per share fair value, Balance beginning
Number of shares, Granted	2,420,000
Weighted average grant date per share fair value, Granted	$ 2.96	$ 2.96
Number of shares, Vested and exercised	(1,694,000)
Weighted average grant date per share fair value, Vested and exercised	$ 2.94
Number of shares, Forfeited	(201,000)
Weighted average grant date per share fair value, Forfeited	$ 3.03
Number of shares, Non-vested	525,000
Weighted average grant date per share fair value, Non-vested	$ 3.03